28. Operating costs and expenses (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Costs And Expenses Details Narrative
Post-employment benefits recorded in cost of services provided and goods sold	R$ 4,111	R$ 3,596
Post-employment benefits recorded in selling expenses	4,352	4,229
Post-employment benefits recorded in general and administrative expenses	R$ 5,286	R$ 3,732